SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Receivables [Abstract]
Balance at beginning of year	¥ 52,845	¥ 293
Additions/(reversal) for the year	(17,035)	52,065
Foreign currency translation difference	(3,439)	487
Balance at the end of year	¥ 32,371	¥ 52,845